Shareholder returns	12 Months Ended
Mar. 31, 2018
Shareholder returns
Shareholder returns

24.         Shareholder returns

In the year ended March 31, 2018 the Company bought back 46.7 million ordinary shares at a total cost of approximately €829 million. This buyback was equivalent to approximately 3.8% of the Company's issued share capital at March 31, 2018. All of these repurchased ordinary shares were cancelled at March 31, 2018.

In the year ended March 31, 2017 the Company bought back 72.3 million ordinary shares at a total cost of approximately €1,018 million.  This buyback was equivalent to approximately 5.6% of the Company’s issued share capital at March 31, 2016. All of these repurchased ordinary shares were cancelled at March 31, 2017.

In the year ended March 31, 2016 the Company bought back 53.7 million ordinary shares at a total cost of approximately €706.1 million.  This is equivalent to approximately 4.2% of the Company’s issued share capital at March 31, 2016. 53.2 million of these ordinary shares were cancelled at March 31, 2016. The remaining 0.5 million ordinary shares were cancelled on April 1, 2016.

As a result of the share buybacks, in the year ended March 31, 2018, share capital decreased by 46.7 million ordinary shares (72.8 million ordinary shares in the year ended March 31, 2017) with a nominal value of €0.3 million (€0.4 million in the year ended March 31, 2017) and the other undenominated capital reserve increased by a corresponding €0.3 million (€0.4 million in the year ended March 31, 2017). The other undenominated capital reserve is required to be created under Irish law to preserve permanent capital in the Parent Company.